STOCK CAPITAL (Details 3) (USD $)	1 Months Ended	12 Months Ended
	Jul. 31, 2012	Dec. 31, 2012
Number of warrants issued		981,666
Exercised		(1,182,606)
Forfeited		13,784
Outstanding		4,837,500
Exercise Price	$ 0.348	$ 0.5
Warrants Exercisable		3,848,609
Exercisable through		Nov 2013 - Oct 2019
Number Of Warrants Issued Total		94,228,451
Warrant Exercised Total		16,468,540
Warrant Forfeited Total		14,586,794
Warrants Outstanding Total		63,173,117
Warrants Exercisable Total		62,162,006
Issuance Date Nov - Dec 2004 [Member]
Number of warrants issued		14,600,845
Exercised		14,396,010
Forfeited		204,835
Outstanding		0
Warrants Exercisable		0
Exercisable through		-
Issuance Date Feb - Dec 2005 [Member]
Number of warrants issued		3,058,471
Exercised		173,000
Forfeited		2,548,308
Outstanding		337,163
Warrants Exercisable		337,163
Exercisable through		Jun - Dec 2015
Issuance Date Feb - Dec 2006 [Member]
Number of warrants issued		1,686,355
Exercised		727,696
Forfeited		478,659
Outstanding		480,000
Warrants Exercisable		480,000
Exercisable through		Feb - May 2016
Issuance Date Mar 2007 [Member]
Number of warrants issued		14,803,300
Exercised		0
Forfeited		1,003,300
Outstanding		13,800,000
Warrants Exercisable		13,800,000
Exercisable through		Nov 2013 - Oct 2017
Issuance Date Apr 2008 [Member]
Number of warrants issued		9,175,000
Exercised		0
Forfeited		0
Outstanding		9,175,000
Warrants Exercisable		9,175,000
Exercisable through		Nov 2013 - Sep 2018
Issuance Date Apr - Oct 2009 [Member]
Number of warrants issued		4,937,500
Exercised		100,000
Forfeited		0
Outstanding		4,837,500
Warrants Exercisable		4,837,500
Exercisable through		Nov 2013 - Oct 2019
Issuance Date Jan 2010 [Member]
Number of warrants issued		1,250,000
Exercised		0
Forfeited		1,250,000
Outstanding		0
Exercise Price		$ 0.5
Warrants Exercisable		0
Exercisable through		-
Issuance Date Feb 2010 [Member]
Number of warrants issued		125,000
Exercised		125,000
Forfeited		0
Outstanding		0
Exercise Price		$ 0.01
Warrants Exercisable		0
Exercisable through		-
Issuance Date Feb 2010 One [Member]
Number of warrants issued		3,000,000
Exercised		0
Forfeited		3,000,000
Outstanding		0
Exercise Price		$ 0.5
Warrants Exercisable		0
Exercisable through		-
Issuance Date Feb 2010 Two [Member]
Number of warrants issued		1,500,000
Exercised		0
Forfeited		0
Outstanding		1,500,000
Exercise Price		$ 0
Warrants Exercisable		500,000
Exercisable through		Feb 2020
Issuance Date Apr 2010 [Member]
Number of warrants issued		33,334
Exercised		0
Forfeited		0
Outstanding		33,334
Exercise Price		$ 0.00005
Warrants Exercisable		33,334
Exercisable through		Apr 2020
Issuance Date Jan 2011 [Member]
Number of warrants issued		4,537,500
Exercised		0
Forfeited		0
Outstanding		4,537,500
Exercise Price		$ 0.29
Warrants Exercisable		4,537,500
Exercisable through		Nov 2013
Issuance Date Feb 2011 [Member]
Number of warrants issued		641,026
Exercised		0
Forfeited		641,026
Outstanding		0
Exercise Price		$ 0.39
Warrants Exercisable		0
Exercisable through		-
Issuance Date Feb 2011 One [Member]
Number of warrants issued		6,407,500
Exercised		946,834
Forfeited		5,460,666
Outstanding		0
Exercise Price		$ 0.28
Warrants Exercisable		0
Exercisable through		-
Issuance Date Feb 2011 Two [Member]
Number of warrants issued		12,815,000
Exercised		0
Forfeited		0
Outstanding		12,815,000
Exercise Price		$ 0.5
Warrants Exercisable		12,815,000
Exercisable through		Feb 2013
Issuance Date Apr 2011 [Member]
Number of warrants issued		33,334
Exercised		0
Forfeited		0
Outstanding		33,334
Exercise Price		$ 0.01
Warrants Exercisable		33,334
Exercisable through		Apr 2021
Issuance Date April 2012 [Member]
Number of warrants issued		33,334
Exercised		0
Forfeited		0
Outstanding		33,334
Exercise Price		$ 0.01
Warrants Exercisable		22,223
Exercisable through		Apr-2022
Issuance Date July 2012 [Member]
Number of warrants issued		493,966
Exercised		0
Forfeited		0
Outstanding		493,966
Exercise Price		$ 0.348
Warrants Exercisable		493,966
Exercisable through		Jul 2014
Issuance Date July 2012 One [Member]
Number of warrants issued		232,758
Exercised		0
Forfeited		0
Outstanding		232,758
Exercise Price		$ 0.29
Warrants Exercisable		232,758
Exercisable through		Jan 2015
Issuance Date July 2012 Two [Member]
Number of warrants issued		14,864,228
Exercised		0
Forfeited		0
Outstanding		14,864,228
Exercise Price		$ 0.29
Warrants Exercisable		14,864,228
Exercisable through		Jan 2015
Minimum [Member] | Issuance Date Nov - Dec 2004 [Member]
Exercise Price		$ 0.00005
Minimum [Member] | Issuance Date Feb - Dec 2005 [Member]
Exercise Price		$ 0.15
Minimum [Member] | Issuance Date Feb - Dec 2006 [Member]
Exercise Price		$ 0.005
Minimum [Member] | Issuance Date Mar 2007 [Member]
Exercise Price		$ 0.15
Minimum [Member] | Issuance Date Apr 2008 [Member]
Exercise Price		$ 0.15
Minimum [Member] | Issuance Date Apr - Oct 2009 [Member]
Exercise Price		$ 0.067
Maximum [Member] | Issuance Date Nov - Dec 2004 [Member]
Exercise Price		$ 0.01
Maximum [Member] | Issuance Date Feb - Dec 2005 [Member]
Exercise Price		$ 2.5
Maximum [Member] | Issuance Date Feb - Dec 2006 [Member]
Exercise Price		$ 1.5
Maximum [Member] | Issuance Date Mar 2007 [Member]
Exercise Price		$ 0.47
Maximum [Member] | Issuance Date Apr 2008 [Member]
Exercise Price		$ 0.29
Maximum [Member] | Issuance Date Apr - Oct 2009 [Member]
Exercise Price		$ 0.29